Brown Advisory - Beutel Goodman Large-Cap Value Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.1%
Communication Services - 14.4%
562,280	Comcast Corp.	26,011,073
506,642	Omnicom Group, Inc.	25,078,779
480,390	Verizon Communications, Inc.	28,578,401
		79,668,253
Consumer Discretionary - 5.5%
10,735	AutoZone, Inc.*	12,641,965
712,589	Harley-Davidson, Inc.	17,486,934
		30,128,899
Consumer Staples - 10.5%
387,170	Campbell Soup Co.	18,727,413
374,371	Kellogg Co.	24,180,622
100,860	Kimberly-Clark Corp.	14,892,988
		57,801,023
Financials - 15.2%
277,300	American Express Co.	27,799,325
163,810	Ameriprise Financial, Inc.	25,244,759
28,695	BlackRock, Inc.	16,171,067
85,080	JPMorgan Chase & Co.	8,190,652
135,340	SEI Investments Co.	6,864,445
		84,270,248
Health Care - 12.6%
284,421	AmerisourceBergen Corp.	27,566,083
78,085	Amgen, Inc.	19,846,084
266,035	Merck & Co., Inc.	22,067,603
		69,479,770
Industrials - 17.7%
106,215	Cummins, Inc.	22,428,359
454,824	Flowserve Corp.	12,412,147
726,274	Ingersoll Rand, Inc.*	25,855,355
66,870	Parker-Hannifin Corp.	13,530,476
61,950	Trane Technologies PLC	7,511,438
259,865	Westinghouse Air Brake Technologies Corp.	16,080,446
		97,818,221
Information Technology - 16.6%
400,757	Amdocs, Ltd.	23,007,459
26,300	KLA Corp.	5,095,362
847,610	NortonLifeLock, Inc.	17,664,192
515,220	Oracle Corp.	30,758,635
155,910	TE Connectivity, Ltd.	15,238,643
		91,764,291
Materials - 3.6%
161,085	PPG Industries, Inc.	19,665,257
Total Common Stocks (Cost $489,213,287)		530,595,962

Short-Term Investments - 3.1%
Money Market Funds - 3.1%
17,220,621	First American Government Obligations Fund - Class Z, 0.05%#	17,220,621
Total Short-Term Investments (Cost $17,220,621)		17,220,621
Total Investments - 99.2% (Cost $506,433,908)		547,816,583
Other Assets in Excess of Liabilities - 0.8%		4,474,959
NET ASSETS - 100.0%		$552,291,542

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.